Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other payables [Abstract]
Accrued professional fees	$ 212,525	$ 1,376,450	$ 188,749
Accrued vacation and benefits	342,187	174,771	127,999
Accrued communication and technology expenses	182,963	114,754	83,724
Other payables	64,195	97,119	16,973
Accrued expenses and other payables	$ 1,113,045	$ 1,763,094	$ 417,445